Life and Health Reserves - Gross and net liability for life and health reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Life and health reserves, gross	$ 2,859,257	[1]	$ 2,497,519	[1]		$ 2,937,823
Life and Health
Liability for Future Policy Benefit, Activity [Line Items]
Total life and health reserves, net	2,831,669		2,477,709		$ 2,761,856
Reinsurance recoverable	27,588		19,810		23,526
Life and health reserves, gross	2,859,257		2,497,519		2,785,382
Life and Health | Traditional and limited payment long duration contracts
Liability for Future Policy Benefit, Activity [Line Items]
Total life and health reserves, net	1,898,125		1,553,979		1,778,327
Life and Health | Long-term protection
Liability for Future Policy Benefit, Activity [Line Items]
Total life and health reserves, net	1,432,088		1,249,661		1,454,838	1,446,198
Reinsurance recoverable	7,256		15,013		15,214	28,190
Life and health reserves, gross	1,439,344		1,264,674		1,470,052	1,474,388
Life and Health | Longevity
Liability for Future Policy Benefit, Activity [Line Items]
Total life and health reserves, net	466,037		304,318		323,489	363,753
Reinsurance recoverable	3,525		3,675		4,861	6,222
Life and health reserves, gross	469,562		307,993		328,350	$ 369,975
Life and Health | Other long-duration life and health reserves
Liability for Future Policy Benefit, Activity [Line Items]
Total life and health reserves, net	116,918		127,752		122,532
Life and Health | Short-duration life and heath contracts
Liability for Future Policy Benefit, Activity [Line Items]
Total life and health reserves, net	816,626		795,978		860,997		$ 953,801
Reinsurance recoverable	16,807		1,122		3,451		6,397
Life and health reserves, gross	$ 833,433		$ 797,100		$ 864,448		$ 960,198

[1]	See Note 21 for additional information regarding related party transactions.